Vessel Operating Expenses (Tables)	12 Months Ended
Dec. 31, 2016
Operating Expense
Vessel Operating Expenses

	Year Ended
	December 31,
	2014	2015	2016
Crew wages and related costs	$26,169	$29,338	$29,581
Insurance	4,133	3,932	3,452
Repairs, maintenance and drydocking costs	4,344	6,178	2,752
Spares, stores and provisions	9,058	8,362	7,015
Lubricants	3,509	4,116	3,754
Taxes	1,282	1,392	1,347
Miscellaneous	2,139	2,151	1,618
Total	$50,634	$55,469	$49,519